PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of employee benefits [Abstract]
Schedule of Actuarial Assumptions
Pension and other post-employment benefit obligations were updated based on the discount rates applicable at June 30, 2020.

	At June 30, 2020	At December 31, 2019
Switzerland	0.20%	0.15%
US
Hourly pension	2.70% - 2.85%	3.15% - 3.25%
Salaried pension	2.75%	3.25%
OPEB	2.70% - 3.00%	3.20% - 3.40%
Other benefits	2.45% - 2.75%	3.00% - 3.20%
France
Retirements	0.95%	0.95%
Other benefits	0.85%	0.80%
Germany	1.05%	1.00%

Schedule of the Consolidated Statement of Financial Position

	At June 30, 2020			At December 31, 2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Present value of funded obligation	789	—	789	768	—	768
Fair value of plan assets	(435)	—	(435)	(445)	—	(445)
Deficit of funded plans	354	—	354	323	—	323
Present value of unfunded obligation	131	230	361	127	220	347
Net liability arising from defined benefit obligation	485	230	715	450	220	670

Schedule of Amounts Recognised In Unaudited Interim Income Statement

	Three months ended June 30, 2020			Three months ended June 30, 2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(5)	(1)	(6)	(5)	(1)	(6)
Past service cost	—	(2)	(2)	—	—	—
Net interest	(2)	(1)	(3)	(2)	(2)	(4)
Immediate recognition of gains / (losses) arising over the period	—	(1)	(1)	—	(2)	(2)
Administration expenses	(1)	—	(1)	—	—	—
Total	(8)	(5)	(13)	(7)	(5)	(12)

	Six months ended June 30, 2020			Six months ended June 30, 2019
(in millions of Euros)	Pension Benefits	Other Benefits	Total	Pension Benefits	Other Benefits	Total
Service cost
Current service cost	(11)	(3)	(14)	(9)	(3)	(12)
Past service cost	—	(2)	(2)	—	—	—
Net interest	(3)	(3)	(6)	(4)	(4)	(8)
Immediate recognition of gains / (losses) arising over the period	—	—	—	—	(2)	(2)
Administration expenses	(1)	—	(1)	(1)	—	(1)
Total	(15)	(8)	(23)	(14)	(9)	(23)

Schedule of Movement in Net Defined Benefit Obligations

	At June 30, 2020
	Defined benefit obligations			Plan Assets	Net defined benefit liability
(in millions of Euros)	Pension benefits	Other benefits	Total
At January 1, 2020	895	220	1,115	(445)	670
Included in the Unaudited Interim Consolidated Income Statement
Current service cost	11	3	14	—	14
Interest cost / (income)	7	3	10	(4)	6
Past service cost	—	2	2	—	2
Immediate recognition of gains / (losses) arising over the year	—	—	—	—	—
Administration expenses	—	—	—	1	1
Included in the Unaudited Interim Consolidated Statement of Comprehensive Income / (Loss)
Remeasurements due to:
—actual return less interest on plan assets	—	—	—	13	13
—changes in financial assumptions	16	11	27	—	27
—changes in demographic assumptions	—	—	—	—	—
—experience losses	1	(1)	—	—	—
Effects of changes in foreign exchange rates	6	1	7	(5)	2
Included in the Unaudited Interim Consolidated Statement of Cash Flows
Benefits paid	(18)	(9)	(27)	17	(10)
Contributions by the Group	—	—	—	(10)	(10)
Contributions by the plan participants	2	—	2	(2)	—
At June 30, 2020	920	230	1,150	(435)	715

Schedule of Net Defined Benefit Obligations by Country

	At June 30, 2020			At December 31, 2019
(in millions of Euros)	Defined benefit obligations	Plan assets	Net defined benefit liability	Defined benefit obligations	Plan assets	Net defined benefit liability
France	164	(3)	161	161	(3)	158
Germany	140	(1)	139	144	(1)	143
Switzerland	303	(213)	90	299	(214)	85
United States	542	(218)	324	510	(227)	283
Other countries	1	—	1	1	—	1
Total	1,150	(435)	715	1,115	(445)	670